Assets/Liabilities for Insurance Contracts - Summary of Assumption Used for Current Estimates of Future Cash Flows Derived from Insurance Contract (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of types of insurance contracts [abstract]
Mortality Table	GAM 94
Investment (Discount) Rate	3.38%
Benchmark Rate	Projected benchmark rate based on a share of CER starting with 1.36% in the case of voluntary retirement and 1.63% in the case of life annuities.
Administrative Expenses	682 in the case of voluntary retirement and 620 in the case of life annuities